Note 12 - (Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2016	2017	2018
Income:
Net (loss) / income	(10,141,353)	849,701	1,119,735
Dividends to Series B preferred shares	-	-	(565,229)
Net (loss) / income attributable to common shareholders	(10,141,353)	849,701	554,506
Basic and diluted earnings per share:
Weighted average common shares - outstanding	1,633,141	2,213,505	2,232,821
Basic and diluted (loss) / earnings per share	(6.21)	0.38	0.25